Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.87%
Communication Services — 6.39%
Activision Blizzard †	945	$ 79,663
Alphabet Class A †	12,384	1,482,365
Alphabet Class C †	1,888	228,391
AT&T	2,701	43,081
Cable One	283	185,954
Cargurus †	3,483	78,820
Charter Communications Class A †	291	106,905
Electronic Arts	1,016	131,775
Liberty Media Class C †	1,531	115,254
Match Group †	3,206	134,171
Meta Platforms Class A †	2,812	806,988
Netflix †	282	124,218
Omnicom Group	240	22,836
Roku †	1,569	100,353
T-Mobile US †	103	14,307
Verizon Communications	2,711	100,822
ZoomInfo Technologies †	2,262	57,432
		3,813,335
Consumer Discretionary — 10.90%
Airbnb Class A †	2,988	382,942
Amazon.com †	8,310	1,083,292
Aramark	2,384	102,631
Booking Holdings †	46	124,215
CarMax †	2,653	222,056
Chewy Class A †	3,731	147,263
Choice Hotels International	1,388	163,118
Compass Group	4,877	136,571
Deckers Outdoor †	322	169,907
Denny's †	10,369	127,746
Etsy †	624	52,797
Garmin	183	19,085
Genuine Parts	167	28,262
Hasbro	155	10,039
Las Vegas Sands †	2,904	168,432
Lennar Class A	1,003	125,686
Lululemon Athletica †	106	40,121
McDonald's	1,957	583,988
Monro	2,302	93,530
NIKE Class B	4,760	525,361
NVR †	89	565,205
Ross Stores	1,949	218,541
Steven Madden	8,144	266,227
Tesla †	951	248,943
TJX	7,059	598,533
Visteon †	986	141,600
Wyndham Hotels & Resorts	2,304	157,985
		6,504,076
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 6.32%
Campbell Soup	250	$ 11,428
Church & Dwight	185	18,543
Clorox	83	13,200
Coca-Cola	3,415	205,651
Colgate-Palmolive	6,030	464,551
Conagra Brands	549	18,512
Costco Wholesale	75	40,379
Dollar General	253	42,954
Dollar Tree †	1,612	231,322
General Mills	708	54,304
Hershey	175	43,697
Hormel Foods	356	14,318
J M Smucker	126	18,606
Kellogg	305	20,557
Keurig Dr Pepper	5,024	157,100
Lamb Weston Holdings	1,163	133,687
McCormick & Co.	294	25,646
Monster Beverage †	1,690	97,074
PepsiCo	2,775	513,985
Philip Morris International	2,156	210,469
Procter & Gamble	3,639	552,182
Sysco	2,299	170,586
Tyson Foods Class A	3,928	200,485
Unilever	4,406	229,439
US Foods Holding †	4,573	201,212
Walmart	527	82,834
		3,772,721
Energy — 2.90%
Canadian Natural Resources	4,437	249,626
Cheniere Energy	389	59,268
Chevron	369	58,062
ConocoPhillips	1,346	139,459
Diamondback Energy	2,311	303,573
Exxon Mobil	932	99,957
Halliburton	6,579	217,041
Marathon Oil	6,261	144,128
Schlumberger	7,173	352,338
Targa Resources	1,450	110,345
		1,733,797
Financials — 15.30%
Aegon	38,633	195,869
Allstate	2,275	248,066
American Express	2,921	508,838
American International Group	1,573	90,510
Arthur J Gallagher & Co.	250	54,893
Berkshire Hathaway Class B †	1,443	492,063
Block †	4,297	286,051
Brown & Brown	285	19,619
Cboe Global Markets	82	11,317
NQ- FIP [0623] 0823 (3054875)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Charles Schwab	6,527	$ 369,950
Chubb	3,696	711,702
CME Group Class A	400	74,116
Credit Acceptance †	477	242,283
Equitable Holdings	6,290	170,836
Everest Re Group	406	138,795
First Citizens BancShares Class A	121	155,298
FleetCor Technologies †	741	186,050
Globe Life	1,495	163,882
Intercontinental Exchange	664	75,085
Jack Henry & Associates	86	14,390
Kemper	4,284	206,746
M&T Bank	4,972	615,335
Markel Group †	213	294,617
MarketAxess Holdings	42	10,980
Marsh & McLennan	3,452	649,252
Mastercard Class A	149	58,602
MetLife	3,571	201,869
Moody's	231	80,323
New York Community Bancorp	34,899	392,265
Progressive	1,588	210,204
Raymond James Financial	2,281	236,699
S&P Global	639	256,169
SEI Investments	135	8,049
SouthState	2,423	159,433
Tradeweb Markets Class A	3,655	250,294
Travelers	219	38,032
US Bancorp	1,681	55,540
Visa Class A	2,819	669,456
Voya Financial	5,073	363,785
WEX †	755	137,463
Willis Towers Watson	129	30,380
		9,135,106
Healthcare — 13.82%
Abbott Laboratories	427	46,552
Agilent Technologies	350	42,087
agilon health †	3,431	59,494
Align Technology †	539	190,612
Alnylam Pharmaceuticals †	288	54,703
Apellis Pharmaceuticals †	632	57,575
AstraZeneca ADR	3,450	246,916
Avantor †	6,153	126,383
Becton Dickinson and Co.	71	18,745
Bristol-Myers Squibb	1,238	79,170
Centene †	3,437	231,826
Danaher	2,656	637,440
DENTSPLY SIRONA	3,880	155,278
Dexcom †	1,877	241,213
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Eli Lilly & Co.	818	$ 383,626
Encompass Health	3,334	225,745
Exact Sciences †	3,204	300,856
Hologic †	955	77,326
Humana	464	207,468
Insulet †	925	266,714
Integra LifeSciences Holdings †	3,367	138,485
Intuitive Surgical †	542	185,331
Jazz Pharmaceuticals †	913	113,185
Johnson & Johnson	2,871	475,208
Medtronic	3,463	305,090
Merck & Co.	968	111,698
Molina Healthcare †	688	207,253
Novartis	1,659	167,259
Pfizer	13,235	485,460
PTC Therapeutics †	2,617	106,433
Quest Diagnostics	1,501	210,981
Shockwave Medical †	286	81,627
Stryker	1,652	504,009
Teleflex	512	123,919
Thermo Fisher Scientific	128	66,784
United Therapeutics †	791	174,613
UnitedHealth Group	1,594	766,140
Veeva Systems Class A †	1,323	261,597
Vertex Pharmaceuticals †	330	116,130
		8,250,931
Industrials — 13.37%
3M	659	65,959
AerCap Holdings †	5,633	357,808
Airbus	1,854	268,055
Automatic Data Processing	384	84,399
Axon Enterprise †	1,013	197,657
Builders FirstSource †	1,141	155,176
Canadian National Railway	1,542	186,728
Cintas	449	223,189
Clean Harbors †	494	81,228
Copart †	5,533	504,665
Expeditors International of Washington	2,258	273,512
Fastenal	2,342	138,155
Ferguson	940	147,871
Fortive	1,536	114,847
Fortune Brands Innovations	2,788	200,597
General Dynamics	209	44,966
Genpact	5,920	222,414
Graco	1,305	112,687
Honeywell International	2,823	585,772
IDEX	951	204,712

2    NQ- FIP [0623] 0823 (3054875)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
JB Hunt Transport Services	725	$ 131,247
John Bean Technologies	1,326	160,844
Johnson Controls International	1,700	115,838
Knight-Swift Transportation Holdings	3,889	216,073
Leidos Holdings	4,581	405,327
Lennox International	632	206,076
Lockheed Martin	250	115,095
Lumine Group †	625	8,572
Middleby †	1,103	163,056
Nordson	61	15,139
Northrop Grumman	794	361,905
PACCAR	3,685	308,250
Paychex	387	43,294
Paycom Software	455	146,164
Rollins	265	11,350
Techtronic Industries	14,000	153,099
Uber Technologies †	3,846	166,032
U-Haul Holding	2,339	118,517
Union Pacific	1,017	208,099
United Parcel Service Class B	371	66,502
Vicor †	1,033	55,782
Waste Connections	307	43,880
Westinghouse Air Brake Technologies	3,608	395,689
WW Grainger	14	11,040
Zurn Elkay Water Solutions	6,760	181,776
		7,979,043
Information Technology — 18.73%
Accenture Class A	1,848	570,256
Advanced Micro Devices †	1,147	130,655
Amphenol Class A	710	60,315
ANSYS †	279	92,145
Apple	6,420	1,245,287
Black Knight †	2,192	130,928
Broadcom	249	215,990
Cadence Design Systems †	93	21,810
CDW	643	117,991
Cisco Systems	2,135	110,465
Cognizant Technology Solutions Class A	610	39,821
Constellation Software	205	424,741
Datadog Class A †	1,506	148,160
DocuSign †	2,161	110,406
Dynatrace †	2,796	143,910
EPAM Systems †	34	7,642
F5 †	1,167	170,685
First Solar †	898	170,701
Flex †	14,875	411,145
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
GoDaddy Class A †	1,750	$ 131,478
IBM	326	43,622
Intel	2,706	90,489
Intuit	34	15,578
Lumentum Holdings †	2,968	168,375
Micron Technology	3,266	206,117
Microsoft	6,161	2,098,067
MKS Instruments	2,006	216,849
MongoDB †	394	161,930
Monolithic Power Systems	113	61,046
NVIDIA	2,264	957,717
NXP Semiconductors	1,184	242,341
Okta †	1,034	71,708
QUALCOMM	2,005	238,675
Roper Technologies	127	61,062
Salesforce †	2,122	448,294
Samsung Electronics GDR	70	79,816
Seagate Technology Holdings	2,669	165,131
ServiceNow †	329	184,888
Shopify Class A †	4,411	284,951
SolarEdge Technologies †	309	83,136
Synaptics †	1,299	110,909
Synopsys †	184	80,115
Texas Instruments	1,274	229,345
Topicus.com †	320	26,245
Tyler Technologies †	49	20,407
Workday Class A †	1,354	305,855
Zebra Technologies Class A †	240	70,999
		11,178,198
Materials — 4.73%
Albemarle	416	92,805
Ball	1,945	113,218
Celanese	1,254	145,213
CRH	3,290	181,984
Ecolab	2,805	523,665
Element Solutions	6,065	116,448
FMC	2,485	259,285
Ingevity †	1,991	115,797
Linde	1,472	560,950
PPG Industries	1,246	184,782
Reliance Steel & Aluminum	618	167,843
Rio Tinto ADR	3,115	198,862
Sherwin-Williams	624	165,684
		2,826,536
Real Estate — 3.32%
American Tower	2,976	577,165
AvalonBay Communities	554	104,856
Brixmor Property Group	7,355	161,810
CoStar Group †	1,688	150,232

NQ- FIP [0623] 0823 (3054875)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Equinix	227	$ 177,954
Extra Space Storage	1,428	212,558
Gaming and Leisure Properties	2,683	130,018
Innovative Industrial Properties	620	45,266
Public Storage	469	136,892
UDR	4,262	183,096
Welltower	1,228	99,333
		1,979,180
Utilities — 2.09%
AES	6,638	137,606
American Electric Power	61	5,136
Atmos Energy	921	107,149
Avangrid	1,157	43,596
Consolidated Edison	85	7,684
Dominion Energy	359	18,593
Duke Energy	2,202	197,607
Edison International	2,844	197,516
Exelon	7,042	286,891
Iberdrola	16,196	211,500
WEC Energy Group	379	33,443
		1,246,721
Total Common Stocks (cost $52,723,752)		58,419,644
	Number of contracts
Options Purchased — 0.15%
Options on Indices — 0.15%
S&P 500 Index, strike price $3,725, expiration date 7/21/23, notional amount $5,215,000	14	1,785
S&P 500 Index, strike price $3,800, expiration date 8/18/23, notional amount $5,320,000	14	6,860
S&P 500 Index, strike price $3,825, expiration date 9/29/23, notional amount $5,737,500	15	23,550
	Number of contracts	Value (US $)
Options Purchased (continued)
S&P 500 Index, strike price $4,000, expiration date 11/17/23, notional amount $5,600,000	14	$ 57,960
Total Options Purchased (cost $431,390)		90,155
	Number of shares
Short-Term Investments — 1.69%
Money Market Mutual Funds — 1.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	252,160	252,160
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	252,162	252,162
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	252,163	252,163
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	252,163	252,163
Total Short-Term Investments (cost $1,008,648)		1,008,648
Total Value of Securities Before Options Written—99.71% (cost $54,163,790)		59,518,447
Number of contracts
Options Written — (0.06%)
Options on Indices — (0.06%)
S&P 500 Index, strike price $3,425, expiration date 9/29/23, notional amount $(5,137,500)	(15)	(10,050)

4    NQ- FIP [0623] 0823 (3054875)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Options on Indices (continued)
S&P 500 Index, strike price $3,600, expiration date 11/17/23, notional amount $(5,040,000)	(14)	$ (26,740)
Total Options Written (premium received $104,602)		(36,790)

Receivables and Other Assets Net of Liabilities—0.35%		208,334★
Net Assets Applicable to 7,204,051 Shares Outstanding—100.00%		$59,689,991
†	Non-income producing security.
★	Includes $654,202 cash collateral held at broker for futures contracts as of June 30, 2023.

NQ- FIP [0623] 0823 (3054875)    5

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BB	CAD	(1,295,000)	USD	969,297	9/20/23	$(9,522)
MSCI	GBP	(459,000)	USD	571,638	9/20/23	(11,406)
Total Foreign Currency Exchange Contracts						$(20,928)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(22)	E-Mini S&P 500 Index	$(4,937,075)	$(4,776,450)	9/15/23	$—	$(160,625)	$(57,750)
(13)	E-Mini S&P MidCap 400 Index	(3,437,330)	(3,338,105)	9/15/23	—	(99,225)	(21,450)
(24)	EURO STOXX 50 Index	(1,159,378)	(1,136,415)	9/15/23	—	(22,963)	(12,351)
(8)	FTSE 100 Index	(766,216)	(770,927)	9/15/23	4,711	—	(5,972)
(1)	MSCI EAFE Index	(107,775)	(106,975)	9/15/23	—	(800)	(1,265)
(5)	S&P/TSX 60 Index	(919,872)	(906,358)	9/14/23	—	(13,514)	(11,550)
Total Futures Contracts			$(11,035,230)		$4,711	$(297,127)	$(110,338)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BB – Barclays Bank
EAFE – Europe, Australasia, and Far East
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
CAD – Canadian Dollar
GBP – British Pound Sterling
USD – US Dollar

6    NQ- FIP [0623] 0823 (3054875)